RELATED PARTY BALANCES AND TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
Related party revenue	$ 142	$ 184